Offerings - Offering: 1	Mar. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	6.05005
Maximum Aggregate Offering Price	$ 2,420,020.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 334.20
Offering Note	(1) Represents the shares of common stock, $0.0001 par value per share (the "Common Stock"), of Atara Biotherapeutics, Inc. (the "Registrant") that may be offered for resale by the selling stockholder pursuant to the registration statement to which this exhibit is attached. (2) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on March 11, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission), as reported on the Nasdaq Global Select Market.